Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Parenthetical) (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Great Lakes Power Transmission LP [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Post-employment benefit plans	CAD 7	CAD 0